Post-Employment Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value of plan assets [abstract]
Time deposits in banks	₩ 1,603,911	₩ 1,897,025